PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Original cost:	[1]	$ 4,745,381	$ 4,406,572
Accumulated depreciation		(3,458,759)	(3,250,643)
Property and equipment, net		1,286,622	1,155,929
Land and Buildings and building improvements, including facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	463,564	429,191
Accumulated depreciation		(303,041)	(291,684)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	4,281,817	3,977,381
Accumulated depreciation		$ (3,155,718)	$ (2,958,959)

[1]	Original cost includes ROU assets under capital lease in the amount of $153,159 and $204,230 as of December 31, 2024 and 2023, respectively. The depreciation expense of such assets amounted to $15,195 and $18,307 for the years ended December 31, 2024 and 2023, respectively.